Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	$ 3.1	$ 2.2	$ 1.3
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	3.1	2.2	1.3
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 67.2	$ 69.6	$ 66.2